OTHER INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
Amortization expense	$ 783	$ 507	$ 45
2015	535
2016	282
2017	239
2018	229
2019 and thereafter	562
Other intangibles, net	$ 1,847	$ 895